SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - Successors [Member] - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance		1,502,690	725,200
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance		$ 10.25	$ 10.94
Number of Restricted Shares, Granted	725,200	1,194,905	1,184,000
Weighted Average Grant Date Fair Value per Share, Granted	$ 10.94	$ 5.30	$ 9.86
Number of Restricted Shares, Vested and issued		(590,264)	(290,510)
Weighted Average Grant Date Fair Value per Share, Vested and issued		$ 10.18	$ 10.27
Number of Restricted Shares, Forfeited		(68,669)	(116,000)
Weighted Average Grant Date Fair Value per Share, Forfeited		$ 9.55	$ 10.59
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	725,200	2,038,662	1,502,690
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 10.94	$ 7.38	$ 10.25